Related-Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	May 04, 2013 Investor [Member]	Apr. 28, 2012 Investor [Member]	Feb. 02, 2013 Investor [Member]	Jan. 28, 2012 Investor [Member]	Jan. 29, 2011 Investor [Member]	Oct. 13, 2010 Officer [Member]	Jan. 30, 2010 Officer [Member]
Related Party Transaction [Line Items]
Fees related to services provided to shareholders and professional service	$ 300,000	$ 300,000	$ 3,800,000	$ 500,000	$ 1,800,000
Loan to officer							300,000
Loan to officer, interest rate							4.11%
Proceed from collection of loan from officer						300,000
Interest income from loan to officer						$ 8,000